TAXATION	12 Months Ended
Dec. 31, 2024
TAXATION
TAXATION

11.   TAXATION

Income Taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company incorporated in the Cayman Islands are not subject to tax on income or capital gain.

Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Hong Kong

Operations in Hong Kong have incurred net accumulated operating losses for income tax purpose and therefore no income tax provisions are recorded for the periods presented. Under the current Hong Kong Inland Revenue Ordinance, the Group’s subsidiary domiciled in Hong Kong is subject to a two-tiered profits tax rate regime. The profits tax rate for the first HK dollar 2,000 of profits of corporations is 8.25%, while profits above that amount is subject to the tax rate of 16.5%.

Chinese mainland

Under the PRC Corporate Income Tax Law (“CIT Law”), Foreign Investment Enterprises (“FIEs”) and domestic companies are subject to corporate income tax at a uniform rate of 25%. Dada Glory and Shanghai JDDJ qualified as high and new technology enterprises (“HNTE”) and were eligible to a reduced income tax rate of 15% for the years ended December 31, 2022, 2023 and 2024. Beijing Daguan Information Technology Co., Ltd. qualified as HNTE and was eligible to a reduced income tax rate of 15% for the years of 2023 and 2024.

Withholding tax on undistributed dividends

The CIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the Chinese mainland be treated as a resident enterprise for the Chinese mainland tax purposes and consequently be subject to the Chinese mainland income tax at the rate of 25% for its global income. The implementing rules of the CIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, property, etc., of a non-Chinese mainland company is located”. Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the Chinese mainland should be considered a resident enterprise for Chinese mainland tax purposes.

Global Anti-base Erosion Rules

In December 2021, the Organisation for Economic Co-operation and Development (“OECD”) introduced the Global Anti-Base Erosion (GloBE) Rules, which set out global minimum tax rules designed to ensure that large multinational businesses with group annual revenue of EUR 750 million or more pay a minimum effective rate of tax of 15% on profits in all their operating countries (referred to as “Pillar Two Rules”). Countries may also implement their own domestic minimum tax regimes. Global minimum tax rules have been enacted in certain jurisdictions in which we are subject to income taxes. To provide transitional relief for Pillar Two tax compliance and administrative burden, the OECD has introduced a Framework for Transitional Country-by-Country Reporting Safe Harbor applicable for a transition period covering the years ended December 31, 2024 to December 31, 2026.

The Group has reviewed its corporate structure in light of the introduction of Pillar Two model rules in various jurisdictions. While such new rules introduce complexity into the Group’s calculation of income tax expense, Pillar Two did not have a material impact to the Group’s tax expense in 2024.

11.   TAXATION - continued

Income Taxes - continued

Loss by tax jurisdictions:

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Loss from the Chinese mainland operations	1,402,607	461,858	520,193
Loss from the non-Chinese mainland operations	610,239	1,500,697	1,535,276
Total losses before tax	2,012,846	1,962,555	2,055,469

The current and deferred portion of income tax expenses included in the consolidated statements of operations and comprehensive loss are as follows:

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Current tax expenses	171	—	46
Deferred tax benefits	(5,012)	(5,012)	(16,979)
Income tax benefits	(4,841)	(5,012)	(16,933)

Reconciliation of the difference between the Chinese mainland statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2022, 2023 and 2024 are as follows:

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Statutory tax rate	25.0%	25.0%	25.0%
Effect on tax rates in different tax jurisdictions	(7.6)%	(19.1)%	(18.7)%
Changes in valuation allowance	(19.5)%	(7.6)%	(5.3)%
Expired tax loss	(1.4)%	0.0%	(0.3)%
Additional deduction of research and development expense	6.8%	4.4%	3.8%
Others	(3.1)%	(2.4)%	(3.7)%
Effective tax rate	0.2%	0.3%	0.8%

Deferred tax assets and deferred tax liabilities

	As of December 31,
	2023	2024
	RMB	RMB
Deferred tax assets
- Net operating loss carry forwards	3,108,434	3,161,343
- Advertising expenses	231,505	301,984
- Other expense	32,217	16,776
Less: valuation allowance	(3,372,156)	(3,480,103)
Net deferred tax assets	—	—
Deferred tax liabilities
- Identifiable intangible assets from business combination	16,979	—
Total deferred tax liabilities	16,979	—

As of December 31, 2023 and 2024, the Group had net operating loss carry forwards of approximately RMB12,433,736 and RMB12,645,371, respectively, which arose from the subsidiaries, VIE and VIE’s subsidiaries established in the PRC. The loss carry forwards will expire during the period from 2025 to 2034.

11.   TAXATION – continued

Income Taxes - continued

The Group believes that it is more likely than not that the net operating loss carry forwards and other deferred tax assets will not be utilized in the future based on an evaluation of a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods. Therefore, the Group provided full valuation allowances for the deferred tax assets as of December 31, 2023 and 2024, respectively.

Movement of valuation allowance

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at beginning of the year	2,830,917	3,223,172	3,372,156
Addition, net	392,255	148,984	107,947
Balance at end of the year	3,223,172	3,372,156	3,480,103

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100 is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The Group’s Chinese mainland subsidiaries are therefore subject to examination by the PRC tax authorities from 2019 through 2024 on non-transfer pricing matters and transfer pricing matters.